Note 12 - Mezzanine Equity	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Mezzanine Equity [Text Block]
12.	Mezzanine Equity

On
March 29, 2019,
the Company entered into a Stock Purchase Agreement with Family Trading for the sale of
27,129
newly issued perpetual convertible preferred shares (the “Series E Shares”) at a price of
$1,000
per share. The proceeds of the sale were used for the full and final settlement of all amounts due under the Further Amended Family Trading Credit Facility (see Note
7
). The issuance of the Series E Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent.

Each holder of Series E Shares, at any time, has the right, subject to certain conditions, to convert all or any portion of the Series E Shares then held by such holder into the Company’s common shares at the conversion rate then in effect. Each Series E Share is convertible into the number of the Company’s common shares equal to the quotient of
$1
plus any accrued and unpaid dividends divided by the lesser of the following four
prices (the “Series E Conversion Price”): (i)
$20.00,
(ii)
80%
of the lowest daily VWAP of the Company’s common shares over the twenty
consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the Company’s common shares in any transaction from the date of the issuance the Series E Shares onwards, but in no
event will the Series E Conversion Price be less than
$0.60.
The holders of each Series E Share are entitled to the voting power of one thousand
(
1,000
) common shares of the Company. Upon any liquidation, dissolution or winding up of the Company, the holders of Series E Shares shall be entitled to receive the net assets of the Company pari passu with the Common Shares. Furthermore the Company at its option shall have the right to redeem a portion or all of the outstanding Series E Shares. The Company shall pay an amount equal to one thousand
dollars (
$1,000
) per each Series E Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen
percent (
15%
) of the Liquidation Amount being redeemed if that redemption takes place up to and including
March 29, 2020
and
twenty
percent (
20%
) of the Liquidation Amount being redeemed if that redemption takes place after
March 29, 2020,
plus an amount equal to any accrued and unpaid dividends on such Series E Shares (collectively referred to as the "Redemption Amount").

The Series E Shares shall
not
be subject to redemption in cash at the option of the holders thereof under any circumstance. Finally the holders of outstanding Series E Shares shall be entitled to receive, semi-annual dividends payable in cash on the last day of
June
and
December
in each year (each such date being referred to herein as a "Semi Annual Dividend Payment Date"), commencing on the first
Semi Annual Dividend Payment Date in an amount per share (rounded to the nearest cent) equal to fifteen
percent (
15%
) per year of the liquidation amount of the then outstanding Series E Shares computed on the basis of a
365
-day year and the actual days elapsed. Accrued but unpaid dividends shall bear interest at fifteen
percent (
15%
). Dividends will
not
be payable in cash, if such payment violates any provision of any senior secured facility that the Company has entered or (as the case may
be) will enter into, or any senior secured facility for which the Company has provided or (as the case may
be) will provide a guarantee, for as long as such provisions, if any, remain in effect. Pursuant to the latter provision, on
June 30, 2019,
the Company issued
1,029
Series E Shares in lieu of dividends accumulated since the original issuance of the Series E Shares through
June 30, 2019.
As of
June 30, 2019,
upon conversion at the Series E Conversion Price (
$6.74
) of
28,158
Series E Shares outstanding, Family Trading would receive
4,177,745
common shares.

The Company has determined that the Series E shares was more akin to equity than debt and that the above identified conversion feature, subject to adjustments, was clearly and closely related to the host instrument, and accordingly bifurcation and classification of the conversion feature as a derivative liability was not
required. Given the Series D and Series E preferred stock's holders (Lax Trust) control a majority of the votes, the preferred equity is in essence redeemable at the option of the holder and hence has been classified in Mezzanine equity as per ASC
480
-
10
-
S99
“Distinguishing liabilities from Equity – SEC Materials”. The Company has adjusted the carrying value of the Convertible Series E shares to the maximum redemption amount.

Pursuant to the issuance of the convertible preferred stock, the Company recognized the beneficial conversion feature by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital, resulting in a discount of
$9,339
on the Series E convertible preferred stock. The Company has amortized the beneficial conversion in full in the six
months ended
June 30, 2019
as the beneficial conversion was immediately exercisable and has been recognized as a deemed dividend. As the Company is in an accumulated deficit position, the offsetting amount was amortized as a deemed dividend recorded against additional paid-in-capital, as there is deficit in retained earnings.